EARNINGS PER SHARE (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2013 Forecast
EARNINGS PER SHARE
Issuance of non-cumulative perpetual preferred stock	$ 2,250	$ 2,250
Issuance of preferred stock
Distribution of preferred dividends			$ 97